Geological event - Alagoas (Tables)	9 Months Ended
Sep. 30, 2021
Geological Event - Alagoas
The following table shows the changes in the provision in the period:

The following table shows the changes in the provision in the period:

Balance at December 31, 2020	9,175,777

Provision	835,332

Payments and reclassifications (*)	(2,018,118)

Realization of present value adjustment	52,486

Balance at September 30, 2021	8,045,477

Current liability	5,002,811
Non-current liability	3,042,666
Total	8,045,477

(*)	Of this amount, R$515,509 refers to payments made and R$154,048 was reclassified to the trade payables.